Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of basic and diluted net income per share:

	For the years ended June 30,
	2019	2018	2017
Net income attributable to the Company	$1,421,781	$4,603,708	$4,945,764
Weighted average number of common shares outstanding - Basic	25,913,631	20,800,670	15,000,000
Dilutive securities -unexercised warrants and options	27,975	9,280	-
Weighted average number of common shares outstanding – diluted	25,941,606	20,809,950	15,000,000

Earnings per share - Basic	$0.05	$0.22	$0.33
Earnings per share – Diluted	$0.05	$0.22	$0.33